Parent Company Only Condensed Financial Information - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Operating costs and expenses:
General and administrative expenses	$ 20,212,966
Total operating expenses	20,212,966
Other income (expense):
Other income	29,001
Interest income	196
Interest expense	20
Total other income (expenses)	29,178
Share of income of subsidiaries	347,794	48,900
Net (loss) income	$ (19,835,994)	$ 48,900